Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2021
Financial Instruments and Fair Value Disclosures
Financial Instruments and Fair Value Disclosures

14.Financial Instruments and Fair Value Disclosures

Interest rate risk and concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The ability and willingness of each of the Company’s counterparties to perform their obligations under a contract depend upon a number of factors that are beyond the Company’s control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and by receiving payments of hire in advance. The Company, generally, does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

During 2021, 2020 and 2019, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	2021	2020	2019
Cargill International SA	10%	18%	16%
Koch Shipping PTE LTD. Singapore	*	16%	14%
Swissmarine Pte. Ltd	*	*	18%
Glencore Agriculture B.V., Rotterdam	*	*	12%

*Less than 10%

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings. Currently, the company does not have any derivative instruments to manage such fluctuations.

Fair value of assets and liabilities: The carrying values of financial assets reflected in the accompanying consolidated balance sheet, approximate their respective fair values due to the short-term nature of these financial instruments.

The fair value of long-term bank loans with variable interest rates approximates the recorded values, generally due to their variable interest rates.

Fair value measurements disclosed

As of December 31, 2021, the New Bond having a fixed interest rate and a carrying value of $125,000 (Note 7) had a fair value of $128,750 determined through the Level 1 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements.

Other Fair value measurements

		Quoted Prices in	Significant Other
	December 31,	Active Markets	Observable Inputs	Total
Description (in thousands of US Dollars)	2021	(Level 1)	(Level 2)	gains/(loss)
Non-recurring fair value measurements
Investments in related parties (1)	7,575		7,575

		Quoted Prices in	Significant Other
	December 31,	Active Markets	Observable Inputs	Total
	2020	(Level 1)	(Level 2)	gains/(loss)
Non-recurring fair value measurements
Long-lived assets held for use (2)	166,430		166,430	(93,338)
Long-lived assets held for use - Calipso (3)	7,330		7,330	201
Long-lived assets held for sale (4)	23,361	23,361		(8,700)
Total non-recurring fair value measurements	197,121	23,361	173,760	(101,837)

(1)	On November 29, 2021, Series B preferred shares and Series C preferred shares were recorded at $5 and $7,570, respectively, being the fair value of the shares on the date of issuance to the Company by OceanPal (Note 4).
(2)	At March 31, 2020, vessels held for use, having a carrying value of $258,425 and $1,343 of unamortized deferred costs, were written down to their fair value of $166,430, resulting in an impairment charge of $93,338 (Note 5).
(3)	On March 8, 2020, the vessel Calipso, having a carrying value of $7,130, was recorded at fair value of $7,330, resulting in gain of $201 (Note 5).
(4)	In September 2020, the vessel Coronis and in December 2020, the vessels Sideris G.S. and Oceanis having an aggregate carrying value of $31,933 and $128 of unamortized deferred costs, were recorded at an aggregate fair value of $23,361, resulting in impairment charge of $8,700 (Note 5).